Deferred taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 8,107	$ 7,119
Deferred tax liabilities	(7,067)	(7,487)
Credited/(charged) to the income statement	1,260	(763)
Deferred tax assets	3,624	2,796	[1]
Research an development and investment tax credits and allowances	583	491
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,249	2,730
Tax payable on unremitted earnings	110	140
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,474	922
Credited/(charged) to the income statement	531	(525)
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,835	3,637
Credited/(charged) to the income statement	133	3
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	961	927
Deferred tax liabilities	(5,407)	(5,935)
Credited/(charged) to the income statement	628	48
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	210	179
Deferred tax liabilities	(72)	(149)
Credited/(charged) to the income statement	(48)	(59)
Unrealised exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	194	189
Deferred tax liabilities	(15)	(11)
Credited/(charged) to the income statement	(2)	2
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,433	1,265
Deferred tax liabilities	(875)	(690)
Credited/(charged) to the income statement	13	(235)
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(394)	(372)
Capitalised interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(304)	(330)
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Credited/(charged) to the income statement	5	3
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,182	868
Unused tax losses | Expire within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 0	0
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 140	105
Unused tax losses | Expire within one to five years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | Later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 1,042	$ 763
Deferred tax loss recovery period	5 years

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.